SEGMENT INFORMATION (DETAILS 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Revenue, Major Customer [Line Items]
Revenues	$ 22,935	$ 22,373	$ 22,936
Hong Kong and China [Member]
Revenue, Major Customer [Line Items]
Revenues	5,662	4,703	5,086
Other Asian Countries [Member]
Revenue, Major Customer [Line Items]
Revenues	134	1,734	1,489
Europe [Member]
Revenue, Major Customer [Line Items]
Revenues	16,342	15,153	15,564
North America [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 797	$ 783	$ 797